Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Total revenues		$ 370,325	$ 346,699	$ 287,464
Cost of revenues		(328,793)	(305,354)	(251,489)
Gross profit		41,532	41,345	35,975
Operating expenses
Selling and marketing		(7,427)	(7,720)	(6,139)
General and administrative		(24,259)	(25,038)	(23,632)
Total operating expenses		(31,686)	(32,758)	(29,771)
Income from operations		9,846	8,587	6,204
Other income (expense)
Interest income		1,274	1,330	1,329
Interest expense		(2,227)	(2,315)	(1,990)
Other income, net		532	559	2,070
Income before income taxes		9,425	8,161	7,613
Provision for income taxes		(1,599)	(1,517)	(1,570)
Net income		7,826	6,644	6,043
Less: Income (loss) attributable to non-controlling interests		39	(254)	(48)
Net income attributable to Shengfeng Development Limited’s shareholders		7,787	6,898	6,091
Comprehensive income (loss)
Net income		7,826	6,644	6,043
Foreign currency translation adjustment		(8,384)	2,085	5,395
Total comprehensive income (loss)		(558)	8,729	11,438
Less: comprehensive loss attributable to non-controlling interests		(188)	(241)	(15)
Total comprehensive income (loss) attributable to Shengfeng Development Limited		$ (370)	$ 8,970	$ 11,453
Weighted average shares outstanding used in calculating basic and diluted loss per share:
Class A and Class B ordinary shares - Basic (in Shares)	[1]	80,000,000	80,000,000	80,000,000
Earnings per share
Class A and Class B ordinary shares - Basic (in Dollars per share)	[1]	$ 0.1	$ 0.09	$ 0.08
Transportation
Revenues
Total revenues		$ 346,039	$ 327,848	$ 273,685
Warehouse storage and storage management service
Revenues
Total revenues		20,322	16,885	12,364
Others
Revenues
Total revenues		$ 3,964	$ 1,966	$ 1,415

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization.